Document and Entity Information	3 Months Ended
	Mar. 31, 2012	May 29, 2012 Common Class A	May 29, 2012 Common Class B
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Entity Registrant Name	Gold Reserve Inc.
Entity Central Index Key	0001072725
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		59,788,972	500,236